Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

April 9, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Income Funds (the “Registrant”)
File No. 811-02071

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Proxy Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of two series of Delaware Pooled Trust (each an “Acquired Fund”) with and into one series of the Registrant and one series of Delaware Group Adviser Funds (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Macquarie Core Plus Bond Portfolio, a series of Delaware Pooled Trust	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Macquarie High Yield Bond Portfolio, a series of Delaware Pooled Trust	Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds

This Registration Statement is being filed to register Class R6 shares of the Delaware High-Yield Opportunities Fund, a series of the Registrant, that will be issued to shareholders of the Macquarie High Yield Bond Portfolio, a series of Delaware Pooled Trust, in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement. The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on June 29, 2021.

It is proposed that this filing will become automatically effective on May [7], 2021 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Proxy Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Adviser Funds is filing a registration statement on Form N-14 which contains the identical Prospectus/Proxy Statement.  Thus, while these two registrants today are filing two registration statements on Form N-14, there is only one form of Prospectus/Proxy Statement for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Mimi Wang Macquarie Investment Management
Jonathan M. Kopcsik Bruce G. Leto